Segment Information - Schedule of Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segment [Abstract]
Revenue	$ 10,985,176	$ 17,619,363	$ 18,814,420
Cost of revenue	(10,603,520)	(16,202,583)	(17,442,190)
Selling and marketing expenses	(149,033)	(58,764)	(163,579)
General and administrative expenses	(1,808,684)	(1,129,609)	(681,891)
Unrealized losses on digital assets, net	(796,529)
Unrealized gains on investment in equity securities, net	15,143,639
Other segment items	(477,400)	(270,626)	(330,033)
Net income (loss) of single operating segment	$ 12,293,649	$ (42,219)	$ 196,727